Equity - Narrative (Details) € / shares in Units, € in Millions	1 Months Ended	12 Months Ended
	Nov. 30, 2023	Dec. 31, 2024 EUR (€) vote € / shares shares	Dec. 31, 2023 EUR (€) shares	Dec. 31, 2022 EUR (€) shares	Dec. 31, 2021 EUR (€)
Disclosure of classes of share capital [line items]
Number of shares issued and fully paid (in shares) | shares		460,947,057	459,200,818	457,106,453
Par value per share | € / shares		€ 0.01
Issue of shares during the year		€ 31	€ 42	€ 14
Treasury shares acquired		€ 7
Number of treasury shares held (in shares) | shares		92,564	0
Equity		€ 8,985	€ 7,976	7,447	€ 7,210
Dividends paid, other shares		3	2	1
Non-controlling interests		€ 496	0	0
Coca-Cola Beverages Philippines, Inc.
Disclosure of classes of share capital [line items]
NCI percentage	60.00%
Aboitiz Equity Ventures Inc. (AEV) | Coca-Cola Beverages Philippines, Inc.
Disclosure of classes of share capital [line items]
NCI percentage	40.00%	40.00%
RSU and PSU
Disclosure of classes of share capital [line items]
Dividends accrued		€ 4	€ 3	€ 3
Share capital
Disclosure of classes of share capital [line items]
Number of shares issued related to share-based payments awards (in shares) | shares		1,746,239	2,094,365	871,421
Equity		€ 5	€ 5	€ 5	5
Share premium
Disclosure of classes of share capital [line items]
Issue of shares during the year		31	42	14
Equity		307	276	234	220
Retained earnings
Disclosure of classes of share capital [line items]
Treasury shares acquired		7
Equity		8,802	8,231	7,428	6,677
Merger reserves
Disclosure of classes of share capital [line items]
Equity		€ 287	€ 287	€ 287	€ 287
Ordinary shares
Disclosure of classes of share capital [line items]
Par value per share | € / shares		€ 0.01
Number of votes per share (in votes) | vote		1